PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 37.7%
1,803,038
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 $ 1,065,700
0.2
3,947,814
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 2,097,788
0.3
2,446,000
(1)(2)(3)
AREIT Trust 2019-
CRE3 D, 8.126%,
(TSFR1M + 2.764%),
09/14/2036 2,253,768
0.3
1,537,474
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 775,098
0.1
3,969,478
(1)
BANK 2017-BNK4 E,
3.357%,
05/15/2050 1,128,395
0.2
7,060,000
(1)(3)(4)
BANK 2017-BNK4 XE,
1.477%,
05/15/2050 272,188
0.0
14,780,716
(1)(3)(4)
BANK 2017-BNK8 XE,
1.294%,
11/15/2050 618,614
0.1
9,363,500
(1)(3)(4)
BANK 2018-BN12 XD,
1.406%,
05/15/2061 500,094
0.1
10,912,190
(3)(4)
BANK 2019-BN19 XA,
0.942%,
08/15/2061 444,816
0.1
36,760,158
(3)(4)
BANK 2020-BN27 XA,
1.157%,
04/15/2063 2,005,248
0.3
12,272,870
(3)(4)
BANK 2020-BN30 XA,
1.299%,
12/15/2053 782,330
0.1
10,212,310
(3)(4)
BANK 2021-BN31 XA,
1.316%,
02/15/2054 659,793
0.1
31,672,680
(3)(4)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.554%,
08/15/2052 1,938,709
0.3
103,000,000
(1)
(3)(4)
BBCCRE Trust 2015-
GTP XB, 0.215%,
08/10/2033 326,618
0.0
6,557,059
(3)(4)
BBCMS Trust 2021-
C10 XA, 1.286%,
07/15/2054 425,704
0.1
8,000,000
(1)(3)(4)
Benchmark Mortgage
Trust 2018-B4 XD,
1.750%,
07/15/2051 504,646
0.1
13,253,026
(1)(3)(4)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 733,890
0.1
47,789,581
(3)(4)
Benchmark Mortgage
Trust 2018-B7 XA,
0.405%,
05/15/2053 708,330
0.1
13,331,376
(3)(4)
Benchmark Mortgage
Trust 2019-B10 XA,
1.194%,
03/15/2062 672,268
0.1
10,418,134
(1)(3)(4)
Benchmark Mortgage
Trust 2019-B14 XD,
1.273%,
12/15/2062 655,577
0.1
1,350,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 672,458
0.1
3,220,000
(1)(3)(4)
Benchmark Mortgage
Trust 2019-B9 XD,
1.994%,
03/15/2052 266,607
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
12,481,401
(3)(4)
Benchmark Mortgage
Trust 2020-B17 XA,
1.414%,
03/15/2053 $ 630,542
0.1
4,273,479
(1)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 3,788,879
0.6
15,440,703
(3)(4)
Benchmark Mortgage
Trust 2020-B18 XA,
1.780%,
07/15/2053 1,031,827
0.2
7,197,537
(3)(4)
Benchmark Mortgage
Trust 2020-B20 XA,
1.610%,
10/15/2053 472,728
0.1
11,109,845
(3)(4)
Benchmark Mortgage
Trust 2020-B22 XA,
1.512%,
01/15/2054 876,607
0.1
12,819,577
(3)(4)
Benchmark Mortgage
Trust 2021-B23 XA,
1.267%,
02/15/2054 776,462
0.1
24,001,234
(3)(4)
Benchmark Mortgage
Trust 2021-B25 XA,
1.092%,
04/15/2054 1,305,158
0.2
4,928,194
(3)(4)
Benchmark Mortgage
Trust 2021-B28 XA,
1.273%,
08/15/2054 319,910
0.0
4,598,445
(1)(5)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 3,273,453
0.5
2,341,154
(1)(5)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 1,551,417
0.2
5,887,827
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.451%,
05/25/2052 4,485,668
0.7
1,679,341
(1)(3)
BX Commercial
Mortgage Trust 2019-
IMC D, 7.308%,
(TSFR1M + 1.946%),
04/15/2034 1,657,641
0.2
700,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 7.647%,
(TSFR1M + 2.285%),
10/15/2036 671,479
0.1
1,397,704
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.876%,
(TSFR1M + 2.514%),
09/15/2036 1,335,502
0.2
1,579,499
(1)(3)
BX Commercial
Mortgage Trust 2021-
XL2 D, 6.873%,
(TSFR1M + 1.511%),
10/15/2038 1,540,304
0.2
3,300,000
(1)(3)
BX Commercial
Mortgage Trust 2022-
CSMO B, 8.503%,
(TSFR1M + 3.141%),
06/15/2027 3,309,659
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,350,000
(1)(3)
BX Commercial
Mortgage Trust 2023-
XL3 D, 8.949%,
(TSFR1M + 3.589%),
12/09/2040 $ 1,354,392
0.2
1,000,000
(1)(3)
BX Trust 2018-GW C,
6.879%, (TSFR1M +
1.517%),
05/15/2035 983,224
0.1
1,000,000
(1)
BX Trust 2019-OC11
A, 3.202%,
12/09/2041 884,676
0.1
500,000
(1)(3)
BX Trust 2022-VAMF
F, 8.661%, (TSFR1M +
3.299%),
01/15/2039 466,023
0.1
2,250,000
(1)(3)
BX Trust 2023-DELC
A, 8.052%, (TSFR1M +
2.690%),
05/15/2038 2,259,826
0.3
3,090,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS B, 7.454%,
(TSFR1M + 2.092%),
03/15/2035 3,060,476
0.5
1,250,000
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF3 D, 2.500%,
01/15/2053 647,125
0.1
12,295,109
(3)(4)
CD Mortgage Trust
2019-CD8 XA, 1.399%,
08/15/2057 702,565
0.1
44,693,343
(1)(3)(4)
Citigroup Commercial
Mortgage Trust 2014-
GC19 XD, 1.373%,
03/11/2047 230,832
0.0
2,956,842
(1)(3)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.690%,
07/10/2049 2,117,847
0.3
1,404,692
(1)(3)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.690%,
07/10/2049 924,585
0.1
3,599,087
(1)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 2,148,985
0.3
14,434,785
(1)(3)(4)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.257%,
09/15/2050 570,904
0.1
1,250,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2021-
PRM2 A, 6.426%,
(TSFR1M + 1.064%),
10/15/2038 1,229,454
0.2
4,100,000
(1)
Citigroup Commercial
Mortgage Trust 2023-
PRM3 C, 6.360%,
07/10/2028 4,042,164
0.6
1,000,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 5.852%,
10/12/2040 965,230
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,565,428
(1)(3)
Citigroup COmmercial
Mortgage Trust
2018-C6 D, 5.059%,
11/10/2051 $ 1,041,708
0.2
982,991
(1)(3)
Cold Storage Trust
2020-ICE5 D, 7.572%,
(TSFR1M + 2.214%),
11/15/2037 972,538
0.1
113,711
(3)(4)
COMM Mortgage Trust
2012-CR3 XA, 0.879%,
10/15/2045 527
0.0
1,271,910
(1)(3)
COMM Mortgage Trust
2020-CBM F, 3.633%,
02/10/2037 1,169,241
0.2
997,518
(1)(3)
Credit Suisse Mortgage
Capital Certificates
2019-ICE4 B, 6.639%,
(TSFR1M + 1.277%),
05/15/2036 995,111
0.1
423,945
(1)(3)
Credit Suisse Mortgage
Capital Certificates
2019-ICE4 D, 7.009%,
(TSFR1M + 1.647%),
05/15/2036 422,667
0.1
16,406,000
(1)(3)(4)
CSAIL Commercial
Mortgage Trust 2017-
CX10 XE, 0.824%,
11/15/2050 515,830
0.1
1,000,000
(1)(3)
DBWF Mortgage Trust
2015-LCM D, 3.421%,
06/10/2034 800,258
0.1
13,516,199
(1)(3)(4)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.667%,
03/25/2038 695,094
0.1
17,148,590
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.879%,
11/25/2030 812,156
0.1
20,712,582
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.772%,
12/25/2030 864,834
0.1
3,374,735
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1515 X1, 1.510%,
02/25/2035 356,850
0.1
9,076,945
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.980%,
08/25/2036 714,109
0.1
15,401,996
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KG01 X3, 3.124%,
05/25/2029 2,143,912
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,483,839
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KG04 X1, 0.850%,
11/25/2030 $ 247,218
0.0
3,378,024
(1)(5)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 2,641,268
0.4
49,447,964
(1)(4)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 92,109
0.0
12,250,292
(1)(4)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 27,710
0.0
449,682
(1)(5)
FREMF Mortgage Trust
2018-K156 C, 0.000%,
07/25/2036 201,985
0.0
29,212,767
(1)(4)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 81,159
0.0
3,260,000
(1)(4)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 12,688
0.0
1,396,556
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 1,050,785
0.2
5,187,577
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 3,771,568
0.6
7,790,101
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 5,477,336
0.8
3,494,259
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1E,
0.000%,
11/29/2050 2,015,640
0.3
3,494,259
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 2,526,513
0.4
5,604,792
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 3,895,815
0.6
4,725,636
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 3,595,280
0.5
6,944,491
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.010%,
11/27/2050 5,555,356
0.8
3,644,248
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 2,398,109
0.4
2,687,784
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 2,505,518
0.4
2,736,005
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 2,419,555
0.4
3,315,353
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 2,399,543
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,689,881
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 $ 2,474,955
0.4
2,735,306
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 2,362,025
0.4
11,181,629
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 DK89,
0.000%,
01/27/2052 4,843,538
0.7
4,952,763
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.410%,
09/27/2051 3,752,449
0.6
3,770,306
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 3,417,858
0.5
4,582,372
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 4,113,490
0.6
3,727,676
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.020%,
09/27/2051 3,298,562
0.5
3,163,003
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,979,195
0.3
3,768,209
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 3,364,596
0.5
3,725,579
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 3,167,582
0.5
3,330,000
(1)(3)
Great Wolf Trust 2019-
WOLF B, 7.010%,
(TSFR1M + 1.448%),
12/15/2036 3,310,778
0.5
1,400,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2023-FUN
C, 8.751%, (TSFR1M +
3.389%),
03/15/2028 1,393,792
0.2
5,433,286
(3)(4)
GS Mortgage Securities
Trust 2019-GC38 XA,
0.931%,
02/10/2052 230,414
0.0
1,516,508
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 803,738
0.1
14,296,849
(3)(4)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.071%,
07/10/2052 560,972
0.1
1,257,933
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 605,637
0.1
500,000
(1)
GS Mortgage Securities
Trust 2021-GSA3 E,
2.250%,
12/15/2054 202,271
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(3)
INTOWN Mortgage
Trust 2022-STAY B,
8.648%, (TSFR1M +
3.286%),
08/15/2039 $ 2,014,468
0.3
4,100,000
(1)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.220%,
01/05/2034 3,830,533
0.6
929,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP E, 3.861%,
12/05/2038 572,864
0.1
1,360,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP F, 3.861%,
12/05/2038 773,670
0.1
22,248,401
(1)(3)(4)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 XC,
1.137%,
11/15/2045 378,963
0.1
2,480,924
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 D,
4.732%,
01/15/2047 1,922,963
0.3
46,979,000
(1)(3)(4)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XD,
0.500%,
01/15/2048 186,796
0.0
34,428,000
(1)(3)(4)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XE,
0.370%,
01/15/2048 134,751
0.0
2,250,000
(1)(3)
KSL Commercial
Mortgage Trust
2023-HT C, 8.789%,
(TSFR1M + 3.439%),
12/15/2036 2,257,705
0.3
1,875,000
(1)(3)
LAQ Mortgage Trust
2023-LAQ D, 9.550%,
(TSFR1M + 4.188%),
03/15/2036 1,845,214
0.3
9,085,074
(1)(3)
LSTAR Commercial
Mortgage Trust 2016-4
F, 4.606%,
03/10/2049 4,588,408
0.7
922,491
(1)(3)
MHC Commercial
Mortgage Trust 2021-
MHC F, 8.077%,
(TSFR1M + 2.715%),
04/15/2038 899,334
0.1
800,000
(1)(3)
MHC Trust 2021-MHC2
E, 7.426%, (TSFR1M +
2.064%),
05/15/2038 780,232
0.1
2,000,000
(1)(3)
MHP 2021-STOR D,
6.826%, (TSFR1M +
1.464%),
07/15/2038 1,955,050
0.3
455,807
(1)(3)
MHP 2022-MHIL D,
6.975%, (TSFR1M +
1.613%),
01/15/2027 444,286
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,459,317
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C26 E,
4.365%,
10/15/2048 $ 2,039,114
0.3
1,500,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 A4,
3.753%,
12/15/2047 1,450,138
0.2
14,329,999
(3)(4)
Morgan Stanley Capital
I 2017-HR2 XA,
0.849%,
12/15/2050 395,921
0.1
10,870,640
(1)(3)(4)
Morgan Stanley Capital
I 2017-HR2 XD,
1.588%,
12/15/2050 582,246
0.1
1,111,174
(1)(3)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 462,027
0.1
27,960,089
(3)(4)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.291%,
07/15/2052 1,362,982
0.2
6,586,500
(1)(3)(4)
Morgan Stanley Capital
I Trust 2019-H7 XD,
1.393%,
07/15/2052 420,828
0.1
1,530,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL B, 7.266%,
(TSFR1M + 1.896%),
03/15/2039 1,489,539
0.2
1,516,508
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 1,427,161
0.2
6,988,518
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 5,845,705
0.9
11,237,538
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 9,383,737
1.4
9,525,351
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.420%,
11/08/2049 8,069,757
1.2
12,070,440
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.270%,
03/01/2050 10,154,433
1.5
3,501,248
(1)(5)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 2,831,469
0.4
4,402,767
(1)(5)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 3,339,466
0.5
6,335,791
(5)
Series RR Trust 2014-1
E, 0.000%,
05/25/2047 6,164,536
0.9
2,320,000
(1)(3)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.728%,
03/15/2037 2,017,378
0.3
2,000,000
(1)(3)
SMRT 2022-MINI D,
7.312%, (TSFR1M +
1.950%),
01/15/2039 1,906,817
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,763,159
(3)(4)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.521%,
04/15/2052 $ 866,022
0.1
5,063,007
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2014-LC18 XA,
1.008%,
12/15/2047 33,061
0.0
16,657,000
(1)(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XE,
1.248%,
09/15/2058 306,690
0.0
16,657,000
(1)(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XFG,
1.248%,
09/15/2058 306,082
0.0
1,400,000  Wells Fargo
Commercial Mortgage
Trust 2016-C33 A4,
3.426%,
03/15/2059 1,338,701
0.2
7,605,000
(1)(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2016-NXS6
XFG, 2.000%,
11/15/2049 348,919
0.1
22,045,415
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.863%,
10/15/2050 554,019
0.1
750,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 648,864
0.1
13,908,420
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 XA,
0.765%,
06/15/2051 380,671
0.1
1,380,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 B,
3.034%,
04/15/2054 1,043,001
0.2
14,224,474
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.525%,
08/15/2054 1,091,916
0.2
2,000,000
(1)
WSTN Trust 2023-
MAUI A, 6.297%,
07/05/2037 2,039,891
0.3
Total Commercial
Mortgage-Backed
Securities
(Cost $273,987,207)
252,312,353
37.7
COLLATERALIZED MORTGAGE OBLIGATIONS : 33.2%
979,556
(1)(3)
Agate Bay Mortgage
Trust 2015-1 B4,
3.655%,
01/25/2045 757,038
0.1
537,551
(1)(3)
Agate Bay Mortgage
Trust 2015-3 B4,
3.534%,
04/25/2045 479,933
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
509,569
(1)(3)
Agate Bay Mortgage
Trust 2015-4 B3,
3.499%,
06/25/2045 $ 405,911
0.1
523,072
(1)(3)
Agate Bay Mortgage
Trust 2016-1 B3,
3.656%,
12/25/2045 452,902
0.1
646,000
(1)(3)
Agate Bay Mortgage
Trust 2016-1 B4,
3.656%,
12/25/2045 473,206
0.1
785,672
(1)(3)
Agate Bay Mortgage
Trust 2016-2 B3,
3.760%,
03/25/2046 729,627
0.1
998,319
(1)(3)
Agate Bay Mortgage
Trust 2016-2 B4,
3.760%,
03/25/2046 681,762
0.1
2,096,556
(1)(3)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 1,926,474
0.3
1,048,278
(1)(3)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 978,434
0.2
278,701
(3)
Alternative Loan Trust
2004-32CB 2A2,
5.500%, (TSFR1M +
0.514%),
02/25/2035 255,386
0.0
430,145
(3)
Alternative Loan Trust
2004-J7 M1, 4.867%,
(TSFR1M + 1.134%),
10/25/2034 423,968
0.1
244,083
(3)
Alternative Loan Trust
2005-31 1A1, 6.030%,
(TSFR1M + 0.394%),
08/25/2035 223,054
0.0
199,873  Alternative Loan Trust
2005-65CB 1A3,
5.500%,
01/25/2036 135,574
0.0
362,938
(3)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(TSFR1M + 0.514%),
04/25/2035 279,807
0.1
256,461
(3)
Alternative Loan Trust
2006-19CB A12,
5.870%, (TSFR1M +
0.514%),
08/25/2036 128,323
0.0
588,136  Alternative Loan
Trust 2006-20CB A9,
6.000%,
07/25/2036 259,680
0.0
362,226
(3)
Alternative Loan Trust
2007-18CB 1A7,
5.940%, (TSFR1M +
0.584%),
08/25/2037 123,863
0.0
866,086
(3)
Alternative Loan Trust
2007-OA4 A1, 5.810%,
(TSFR1M + 0.454%),
05/25/2047 737,828
0.1
636,043
(1)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 593,432
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,331,599
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.485%,
11/25/2051 $ 1,046,123
0.2
1,397,332
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.401%,
12/25/2051 1,063,125
0.2
1,704,812
(1)(3)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.390%,
10/25/2051 1,319,802
0.2
67,638
(3)
Bear Stearns ALT-A
Trust 2005-10 21A1,
4.200%,
01/25/2036 63,984
0.0
115,657
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
4.488%,
05/25/2035 109,465
0.0
204,048
(3)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.387%,
09/25/2035 164,870
0.0
804,165
(3)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.104%,
11/25/2035 456,194
0.1
98,132
(3)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.108%,
09/25/2036 87,843
0.0
40,605
(3)
Chase Mortgage
Finance Trust Series
2007-A1 1A2, 5.342%,
02/25/2037 39,184
0.0
198,209
(3)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 4.765%,
11/25/2034 179,762
0.0
423,767  CHL Mortgage Pass-
Through Trust 2006-1
A2, 6.000%,
03/25/2036 233,390
0.0
346,064  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 173,226
0.0
410,441
(1)(3)
CIM Trust 2018-
INV1 A10, 4.000%,
08/25/2048 377,355
0.1
45,363
(1)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 42,545
0.0
238,450
(1)(3)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 210,689
0.0
1,229,289
(1)(3)
CIM Trust 2019-
INV3 B1A, 4.672%,
08/25/2049 1,145,795
0.2
852,055
(1)(3)
CIM Trust 2019-J1 B3,
3.942%,
08/25/2049 742,262
0.1
500,000
(1)(3)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 439,594
0.1
922,859
(1)(3)
CIM Trust 2020-J1 B3,
3.443%,
07/25/2050 757,632
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
918,263
(1)(3)
CIM Trust 2020-J2 B2,
2.759%,
01/25/2051 $ 719,655
0.1
1,216,961
(1)(3)
CIM Trust 2020-J2 B3,
2.759%,
01/25/2051 946,831
0.1
216,411
(3)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 4.651%,
03/25/2036 168,104
0.0
195,637
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.523%,
09/25/2037 172,855
0.0
552,410
(1)(3)
Citigroup Mortgage
Loan Trust 2013-
7 2A2, 4.311%,
08/25/2036 520,021
0.1
1,013,308
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.859%,
09/25/2051 783,895
0.1
361,578  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 358,670
0.1
126,209  CitiMortgage Alternative
Loan Trust Series
2007-A6 1A10,
6.000%,
06/25/2037 110,240
0.0
829,437
(1)(3)
COLT Mortgage Loan
Trust 2022-5 A1,
4.550%,
04/25/2067 814,470
0.1
744,266
(1)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.552%,
(SOFR30A + 4.214%),
07/25/2039 773,069
0.1
598,237
(1)(3)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.452%,
(SOFR30A + 2.114%),
01/25/2040 603,109
0.1
2,026,670
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.102%,
(SOFR30A + 3.764%),
02/25/2040 2,122,190
0.3
2,445,981
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.487%,
(SOFR30A + 3.150%),
12/25/2041 2,468,140
0.4
1,048,278
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 9.837%,
(SOFR30A + 4.500%),
01/25/2042 1,081,724
0.2
144,435
(1)(3)
CSMC Trust 2013-IVR3
B3, 3.407%,
05/25/2043 136,851
0.0
189,442
(1)(3)
CSMC Trust 2013-IVR5
B3, 3.618%,
10/25/2043 180,126
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
266,128
(1)(3)
CSMC Trust 2014-IVR1
B3, 3.605%,
11/25/2043 $ 251,024
0.0
218,911
(1)(3)
CSMC Trust 2014-IVR2
B3, 3.803%,
04/25/2044 209,644
0.0
331,124
(1)(3)
CSMC Trust 2014-IVR3
B3, 4.033%,
07/25/2044 314,825
0.1
521,685
(1)(3)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 490,207
0.1
1,000,000
(1)(3)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 551,906
0.1
1,397,704
(1)(3)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 1,008,122
0.2
295,519
(1)(3)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.042%,
06/27/2037 254,678
0.0
266,223
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.502%, (SOFR30A +
2.164%),
01/25/2040 269,872
0.0
1,397,704
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.452%, (SOFR30A +
3.114%),
01/25/2040 1,405,849
0.2
698,852
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.637%, (SOFR30A +
3.300%),
11/25/2041 706,578
0.1
4,088,283
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
10.887%, (SOFR30A +
5.550%),
01/25/2043 4,399,532
0.7
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
8.587%, (SOFR30A +
3.250%),
09/25/2043 1,044,723
0.2
696,167
(1)(3)
Figure Line of Credit
Trust 2020-1 A,
4.040%,
09/25/2049 670,507
0.1
873,325
(1)(3)
Flagstar Mortgage Trust
2018-2 B2, 4.009%,
04/25/2048 783,575
0.1
939,092
(1)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.165%,
07/25/2048 847,588
0.1
883,680
(1)(3)
Flagstar Mortgage Trust
2018-5 B3, 4.456%,
09/25/2048 789,347
0.1
883,655
(1)(3)
Flagstar Mortgage Trust
2018-6RR B1, 4.913%,
10/25/2048 841,254
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
285,338
(1)(3)
Flagstar Mortgage
Trust 2019-1INV A15,
3.500%,
10/25/2049 $ 254,041
0.0
3,640,483
(1)(3)
Flagstar Mortgage
Trust 2019-1INV B2A,
4.532%,
10/25/2049 3,311,287
0.5
912,636
(1)(3)
Flagstar Mortgage Trust
2019-2 B2, 4.007%,
12/25/2049 811,347
0.1
3,241,783
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.205%,
03/25/2050 2,853,467
0.4
1,615,721
(1)(3)
Flagstar Mortgage Trust
2020-1INV B3, 4.205%,
03/25/2050 1,412,454
0.2
542,120
(1)(3)
Freddie Mac STACR
REMIC Trust 2020-
DNA5 M2, 8.137%,
(SOFR30A + 2.800%),
10/25/2050 549,867
0.1
624,022
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 6.987%,
(SOFR30A + 1.650%),
01/25/2034 626,864
0.1
1,825,522
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.737%,
(SOFR30A + 3.400%),
10/25/2041 1,858,365
0.3
2,096,556
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.987%,
(SOFR30A + 3.650%),
11/25/2041 2,139,311
0.3
1,237,914
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.587%,
(SOFR30A + 2.250%),
08/25/2033 1,236,156
0.2
3,494,259
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.087%,
(SOFR30A + 3.750%),
12/25/2041 3,497,404
0.5
6,988,518
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.737%,
(SOFR30A + 3.400%),
01/25/2042 6,978,016
1.1
6,604,150
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 10.087%,
(SOFR30A + 4.750%),
02/25/2042 6,848,580
1.0
3,494,259
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.737%,
(SOFR30A + 2.400%),
02/25/2042 3,541,940
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,843,685
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.087%,
(SOFR30A + 3.750%),
02/25/2042 $ 3,976,190
0.6
2,096,556
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 10.587%,
(SOFR30A + 5.250%),
05/25/2042 2,267,108
0.3
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 8.687%,
(SOFR30A + 3.350%),
11/25/2043 1,024,201
0.2
984,931
(1)(3)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.637%, (SOFR30A
+ 2.300%),
08/25/2033 995,042
0.2
442,395
(1)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 419,178
0.1
40,297
(1)(3)
Galton Funding
Mortgage Trust
2019-1 A21, 4.500%,
02/25/2059 38,497
0.0
928,969
(1)(3)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 870,081
0.1
1,142,117
(1)(3)
GCAT Trust 2022-INV3
B1, 4.622%,
08/25/2052 1,028,359
0.2
2,291,774
(1)(3)
GCAT Trust 2023-
NQM1 A2, 4.250%,
10/25/2057 2,059,932
0.3
142,602
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 125,071
0.0
242,423
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 211,420
0.0
570,436
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 500,307
0.1
1,439,271
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.630%,
05/25/2050 1,204,813
0.2
802,846
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.045%,
08/25/2049 682,996
0.1
65,332
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 60,752
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
896,153
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.382%,
11/25/2049 $ 821,536
0.1
83,594
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 76,354
0.0
880,242
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.950%,
03/25/2050 791,477
0.1
2,330,915
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.950%,
03/25/2050 2,083,234
0.3
1,997,070
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.950%,
03/25/2050 1,758,251
0.3
1,209,871
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.648%,
08/25/2051 893,860
0.1
953,992
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.382%,
04/25/2052 734,191
0.1
956,427
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.382%,
04/25/2052 703,151
0.1
2,925,374
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.990%,
10/25/2052 2,215,384
0.3
2,091,652
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 1,749,437
0.3
91,304
(3)
GSR Mortgage Loan
Trust 2005-AR5 2A3,
4.629%,
10/25/2035 50,368
0.0
161,354
(3)
GSR Mortgage Loan
Trust 2006-AR1 2A1,
4.630%,
01/25/2036 148,152
0.0
616,712
(3)
HarborView Mortgage
Loan Trust 2007-5
A1A, 5.660%, (TSFR1M
+ 0.304%),
09/19/2037 524,201
0.1
1,680,469
(1)(3)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.321%,
12/25/2051 1,331,290
0.2
1,048,278
(1)(3)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 760,227
0.1
1,547,145
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.680%, (TSFR1M +
0.534%),
02/25/2046 1,098,223
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
37,530
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A15,
3.926%,
08/25/2049 $ 35,620
0.0
25,802
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.926%,
08/25/2049 24,510
0.0
904,342
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.368%,
08/25/2049 841,142
0.1
904,342
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.368%,
08/25/2049 837,336
0.1
632,160
(1)(3)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.604%,
06/25/2049 599,725
0.1
1,001,444
(1)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.158%,
05/25/2052 733,267
0.1
1,137,072
(1)(3)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.092%,
07/25/2052 837,677
0.1
2,727,474
(1)(3)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.304%,
11/25/2052 2,076,777
0.3
2,184,089
(1)(3)
J.P. Morgan Mortgage
Trust 2023-2 A15B,
5.500%,
07/25/2053 2,109,250
0.3
1,824,994
(1)(3)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.755%,
07/25/2053 1,638,527
0.3
441,986  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 226,769
0.0
90,390
(3)
JP Morgan Mortgage
Trust 2007-A3 1A1,
4.251%,
05/25/2037 78,279
0.0
926,926  JP Morgan Mortgage
Trust 2007-S1 2A22,
5.750%,
03/25/2037 370,576
0.1
743,863
(1)(3)
JP Morgan Mortgage
Trust 2014-1 B5,
3.687%,
01/25/2044 640,833
0.1
786,000
(1)(3)
JP Morgan Mortgage
Trust 2014-5 B4,
2.749%,
10/25/2029 674,442
0.1
1,264,067
(1)(3)
JP Morgan Mortgage
Trust 2015-4 B4,
3.540%,
06/25/2045 859,774
0.1
1,000,000
(1)(3)
JP Morgan Mortgage
Trust 2016-1 B4,
3.800%,
05/25/2046 740,544
0.1
2,184,794
(1)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.450%,
01/25/2047 1,890,206
0.3
779,933
(1)(3)
JP Morgan Mortgage
Trust 2017-3 B1,
3.759%,
08/25/2047 717,450
0.1
883,684
(1)(3)
JP Morgan Mortgage
Trust 2017-4 B2,
3.865%,
11/25/2048 798,434
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
889,513
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B4,
3.778%,
12/25/2048 $ 771,269
0.1
968,998
(1)(3)
JP Morgan Mortgage
Trust 2018-3 B2,
3.710%,
09/25/2048 857,517
0.1
1,372,996
(1)(3)
JP Morgan Mortgage
Trust 2018-3 B3,
3.710%,
09/25/2048 1,191,818
0.2
951,411
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B1,
3.714%,
10/25/2048 845,690
0.1
1,390,235
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.714%,
10/25/2048 1,228,699
0.2
265,911
(1)(3)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 233,281
0.0
1,232,141
(1)(3)
JP Morgan Mortgage
Trust 2018-8 B1,
4.042%,
01/25/2049 1,126,764
0.2
881,547
(1)(3)
JP Morgan Mortgage
Trust 2018-8 B2,
4.042%,
01/25/2049 797,180
0.1
886,497
(1)(3)
JP Morgan Mortgage
Trust 2018-9 B2,
4.252%,
02/25/2049 804,501
0.1
888,310
(1)(3)
JP Morgan Mortgage
Trust 2018-9 B3,
4.252%,
02/25/2049 785,177
0.1
89,846
(1)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 82,813
0.0
1,312,011
(1)(3)
JP Morgan Mortgage
Trust 2019-5 B2,
4.424%,
11/25/2049 1,211,727
0.2
913,540
(1)(3)
JP Morgan Mortgage
Trust 2019-6 B1,
4.207%,
12/25/2049 842,271
0.1
1,276,859
(1)(3)
JP Morgan Mortgage
Trust 2019-6 B2,
4.207%,
12/25/2049 1,163,801
0.2
376,099
(1)(3)
JP Morgan Mortgage
Trust 2019-7 A15,
3.448%,
02/25/2050 330,526
0.1
1,884,452
(1)(3)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.191%,
02/25/2050 1,557,134
0.2
345,296
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 304,002
0.1
1,906,547
(1)(3)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.386%,
03/25/2050 1,613,011
0.2
1,658,415
(1)(3)
JP Morgan Mortgage
Trust 2019-9 B2A,
3.381%,
05/25/2050 1,414,670
0.2
2,044,985
(1)(3)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.863%,
10/25/2049 1,929,564
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,106,617
(1)(3)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.892%,
10/25/2049 $ 1,037,268
0.2
380,249
(1)(3)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 341,334
0.1
164,775
(1)(3)
JP Morgan Mortgage
Trust 2019-INV2 A3,
3.500%,
02/25/2050 148,565
0.0
2,264,624
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.332%,
05/25/2050 1,988,230
0.3
1,273,503
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.636%,
12/25/2049 1,213,755
0.2
1,273,503
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.636%,
12/25/2049 1,207,188
0.2
9,382
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 A15,
3.479%,
03/25/2050 9,097
0.0
38,130
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.479%,
03/25/2050 36,964
0.0
929,025
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.323%,
03/25/2050 849,443
0.1
1,623,126
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.323%,
03/25/2050 1,454,738
0.2
960,462
(1)(3)
JP Morgan Mortgage
Trust 2020-3 B2,
3.841%,
08/25/2050 831,362
0.1
1,001,268
(1)(3)
JP Morgan Mortgage
Trust 2020-4 B1,
3.644%,
11/25/2050 871,699
0.1
1,613,437
(1)(3)
JP Morgan Mortgage
Trust 2020-5 B1,
3.573%,
12/25/2050 1,390,250
0.2
959,792
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B3,
3.505%,
03/25/2051 813,096
0.1
52,277
(1)(3)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 50,751
0.0
1,064,944
(1)(3)
JP Morgan Mortgage
Trust 2021-10 B2,
2.807%,
12/25/2051 814,003
0.1
833,437
(1)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 668,831
0.1
769,551
(1)(3)
JP Morgan Trust
2015-1 B3, 6.678%,
12/25/2044 733,536
0.1
382,561
(1)(3)
JP Morgan Trust
2015-3 B3, 3.558%,
05/25/2045 344,453
0.1
866,534
(1)(3)
JP Morgan Trust
2015-3 B4, 3.558%,
05/25/2045 612,854
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
45,039
(3)
Lehman XS Trust
Series 2005-5N 3A1B,
6.012%, (12MTA +
1.000%),
11/25/2035 $ 44,359
0.0
1,309,794
(1)(3)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.319%,
10/25/2048 1,206,247
0.2
940,993
(1)(3)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.908%,
07/01/2051 704,441
0.1
1,678,778
(1)(3)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.320%,
03/25/2052 1,267,614
0.2
305,209
(1)(3)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 277,416
0.0
700,000
(1)(3)
MFA Trust 2021-
INV1 M1, 2.288%,
01/25/2056 599,251
0.1
2,438,294
(1)(3)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,785,731
0.3
900,000
(1)(3)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 843,689
0.1
1,257,933
(1)(3)
Mill City Mortgage Trust
2015-2 B2, 3.707%,
09/25/2057 1,129,085
0.2
116,994  Morgan Stanley
Mortgage Loan Trust
2005-10 4A1, 5.500%,
12/25/2035 70,607
0.0
900,000
(3)
Morgan Stanley
Mortgage Loan Trust
2005-5AR 1B1,
7.270%, (TSFR1M +
1.914%),
09/25/2035 885,252
0.1
1,125,956
(1)(3)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 1,064,897
0.2
2,655,637
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 8.687%,
(SOFR30A + 3.350%),
04/25/2034 2,682,215
0.4
28,452
(1)(3)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 27,489
0.0
137,029
(1)(3)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 123,458
0.0
127,654
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 117,359
0.0
271,317
(1)(3)
OBX Trust 2020-
EXP3 1A9, 3.000%,
01/25/2060 237,403
0.0
310,144
(1)(3)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 274,532
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
963,573
(1)(3)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 $ 773,861
0.1
2,579,769
(1)(3)
Oceanview Mortgage
Trust 2021-5 B3,
2.974%,
10/25/2051 1,956,258
0.3
1,093,735
(1)(3)
Provident Funding
Mortgage Trust 2020-1
B3, 3.247%,
02/25/2050 893,110
0.1
21,551
(1)(3)
PSMC Trust 2019-2
A1, 3.500%,
10/25/2049 21,205
0.0
201,844
(1)(3)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 191,123
0.0
2,026,670
(1)(3)
Radnor RE Ltd. 2021-
1 M1C, 8.037%,
(SOFR30A + 2.700%),
12/27/2033 2,056,171
0.3
109,672
(1)(3)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 96,378
0.0
885,390
(1)(3)
RCKT Mortgage Trust
2019-1 B1A, 3.838%,
09/25/2049 789,842
0.1
904,944
(1)(3)
RCKT Mortgage Trust
2019-1 B2A, 3.838%,
09/25/2049 802,234
0.1
1,297,515
(1)(3)
RCKT Mortgage Trust
2020-1 B2A, 3.469%,
02/25/2050 1,111,692
0.2
246,977
(1)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 231,714
0.0
272,951
(1)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.726%,
07/25/2045 198,957
0.0
1,200,080
(1)(3)
Sequoia Mortgage Trust
2017-2 B2, 3.557%,
02/25/2047 1,077,798
0.2
1,681,436
(1)(3)
Sequoia Mortgage Trust
2017-5 B3, 3.779%,
08/25/2047 1,474,136
0.2
820,215
(1)(3)
Sequoia Mortgage
Trust 2017-CH1 B2B,
4.518%,
08/25/2047 775,922
0.1
913,868
(1)(3)
Sequoia Mortgage Trust
2019-2 B3, 4.261%,
06/25/2049 812,876
0.1
331,702
(1)(3)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 295,921
0.1
448,182
(1)(3)
Sequoia Mortgage Trust
2019-5 B2, 3.711%,
12/25/2049 394,627
0.1
448,182
(1)(3)
Sequoia Mortgage Trust
2019-5 B3, 3.711%,
12/25/2049 391,711
0.1
515,002
(1)(3)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.909%,
03/25/2049 501,773
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,118,878
(1)(3)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.925%,
08/25/2049 $ 1,073,529
0.2
672,777
(1)(3)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 622,208
0.1
1,957,261
(1)(3)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.502%,
09/25/2049 1,825,020
0.3
1,152,573
(1)(3)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.502%,
09/25/2049 1,077,838
0.2
924,394
(1)(3)
Sequoia Mortgage Trust
2020-2 B2, 3.637%,
03/25/2050 791,001
0.1
1,614,025
(1)(3)
Sequoia Mortgage Trust
2020-2 B3, 3.637%,
03/25/2050 1,367,731
0.2
1,298,254
(1)(3)
Sequoia Mortgage Trust
2020-3 B3, 3.320%,
04/25/2050 1,077,395
0.2
1,681,438
(1)(3)
Sequoia Mortgage Trust
2021-7 B3, 2.863%,
11/25/2051 1,300,870
0.2
1,396,401
(1)(3)
Sequoia Mortgage Trust
2023-1 B2, 5.145%,
01/25/2053 1,264,229
0.2
996,835
(1)(3)
Sequoia Mortgage Trust
2023-3 B3, 6.240%,
09/25/2053 948,551
0.2
876,887
(1)(3)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.645%,
10/25/2047 788,309
0.1
744,610
(1)(3)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 655,267
0.1
2,096,556
(1)(3)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 1,811,230
0.3
1,397,704
(1)(3)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 1,227,578
0.2
1,747,130
(1)
Starwood Mortgage
Residential Trust 2020-
INV1 M1, 2.501%,
11/25/2055 1,506,194
0.2
49,375
(3)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.754%,
03/25/2035 45,099
0.0
2,582,910
(3)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 605,863
0.1
768,737
(1)(3)
Towd Point Mortgage
Trust 2015-2 2B2,
4.706%,
11/25/2057 752,399
0.1
1,003,235
(1)(3)
UWM Mortgage Trust
2021-INV4 B3, 3.225%,
12/25/2051 758,326
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,279,267
(1)(3)
UWM Mortgage Trust
2021-INV5 B3, 3.237%,
01/25/2052 $ 2,507,380
0.4
697,337
(1)(3)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 583,085
0.1
424,558
(1)(3)
Verus Securitization
Trust 2021-6 A1,
1.630%,
10/25/2066 353,992
0.1
79,256
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
6.161%,
10/20/2035 76,557
0.0
102,820
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A2,
6.161%,
10/20/2035 99,320
0.0
236,091
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.918%,
12/25/2036 209,130
0.0
340,382
(3)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
4.951%,
07/25/2034 318,711
0.1
273,263
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.053%,
06/25/2034 257,509
0.0
203,046
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.450%,
(TSFR1M + 1.094%),
10/25/2045 189,222
0.0
182,421
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR16 1A1, 4.926%,
12/25/2035 162,866
0.0
197,961
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.020%,
11/25/2036 169,654
0.0
624,792
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 1A1, 4.272%,
12/25/2036 544,958
0.1
295,656
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.339%,
12/25/2036 256,775
0.0
191,496
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 2A3, 3.698%,
02/25/2037 171,690
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
347,540
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 3A2, 3.704%,
02/25/2037 $ 291,662
0.1
290,776  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 259,912
0.0
88,829  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-7 1A4, 5.500%,
09/25/2035 77,437
0.0
342,868  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 304,318
0.1
461,535
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 5.930%, (TSFR1M
+ 0.574%),
01/25/2047 421,329
0.1
87,236  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 74,216
0.0
437,519
(1)(3)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.660%,
07/25/2047 372,203
0.1
49,001
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
4.773%,
04/25/2036 46,070
0.0
344,575
(3)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 5.887%,
12/28/2037 300,094
0.1
163,178
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-3 A17, 3.500%,
07/25/2049 144,619
0.0
1,374,433
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.377%,
12/25/2049 1,177,692
0.2
1,001,208
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.161%,
07/25/2050 845,916
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,205,666
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.706%,
12/25/2050 $ 838,548
0.1
Total Collateralized
Mortgage Obligations
(Cost $247,765,961)
222,602,431
33.2
ASSET-BACKED SECURITIES : 24.5%
Automobile Asset-Backed Securities : 0.7%
1,044,404  Americredit Automobile
Receivables Trust
2019-2 D, 2.990%,
06/18/2025 1,042,864
0.2
2,341,000  AmeriCredit Automobile
Receivables Trust
2019-3 D, 2.580%,
09/18/2025 2,320,178
0.3
1,642,000  AmeriCredit Automobile
Receivables Trust
2020-2 D, 2.130%,
03/18/2026 1,584,658
0.2
4,947,700
0.7
Home Equity Asset-Backed Securities : 0.4%
587,708
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 463,711
0.1
657,496
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 515,537
0.1
2,331,370
(3)
GSAA Home Equity
Trust 2006-14 A3A,
5.970%, (TSFR1M +
0.614%),
09/25/2036 737,643
0.1
906,792
(3)
GSAA Home Equity
Trust 2007-1 1A1,
5.630%, (TSFR1M +
0.274%),
02/25/2037 254,343
0.0
281,425
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 277,697
0.0
373,354
(3)
Renaissance Home
Equity Loan Trust
2005-4 A6, 5.749%,
02/25/2036 344,674
0.1
2,593,605
0.4
Other Asset-Backed Securities : 20.3%
1,026,712
(1)(2)(3)(4)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
—
4,480,000
(1)(3)
AMMC CLO XI Ltd.
2012-11A CR2,
7.552%, (TSFR3M +
2.162%),
04/30/2031 4,422,813
0.7
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,350,000
(1)(3)
Apidos CLO XV 2013-
15A CRR, 7.527%,
(TSFR3M + 2.112%),
04/20/2031 $ 1,340,622
0.2
2,650,000
(1)(3)
Apidos CLO XXIV
2016-24A BRR,
7.727%, (TSFR3M +
2.312%),
10/20/2030 2,649,451
0.4
761,310
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 732,120
0.1
460,204
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 433,578
0.1
4,053,000
(1)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 3,343,612
0.5
1,927,260
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 1,765,650
0.3
3,958,500
(1)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 3,633,064
0.6
3,562,650
(1)
Barings CLO Ltd.
2018-3A B2R, 2.268%,
07/20/2029 3,330,408
0.5
125,051
(3)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
5.602%,
10/25/2036 123,515
0.0
2,968,875
(1)(3)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.544%, (TSFR3M +
2.150%),
04/15/2035 2,897,079
0.4
3,158,738
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 2,961,362
0.4
4,150,000
(1)(3)
Carlyle US CLO Ltd.
2023-3A B, 7.994%,
(TSFR3M + 2.600%),
10/15/2036 4,162,101
0.6
2,600,000
(1)(3)
Cedar Funding V CLO
Ltd. 2016-5A CR,
7.764%, (TSFR3M +
2.362%),
07/17/2031 2,557,048
0.4
1,751,645
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 1,547,487
0.2
3,479,000
(1)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 2,879,793
0.4
962,350
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 937,934
0.1
1,281,550
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 1,237,794
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
907,638
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 $ 830,239
0.1
3,750,000
(1)(3)
Dryden 36 Senior Loan
Fund 2014-36A BR3,
7.105%, (TSFR3M +
1.712%),
04/15/2029 3,749,636
0.6
2,850,000
(1)(3)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.505%, (TSFR3M +
2.112%),
10/15/2030 2,812,557
0.4
4,312,650
(1)(3)
Galaxy XXIII CLO Ltd.
2017-23A DR, 9.060%,
(TSFR3M + 3.662%),
04/24/2029 4,326,291
0.7
1,560,210
(1)(2)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 1,477,878
0.2
274,100
(1)(3)
HGI CRE CLO Ltd.
2021-FL2 A, 6.473%,
(TSFR1M + 1.114%),
09/17/2036 271,075
0.0
1,000,000
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 7.038%,
(SOFR30A + 1.700%),
04/20/2037 1,001,752
0.2
4,450,000
(1)(3)
Invesco US CLO Ltd.
2023-3A B, 8.069%,
(TSFR3M + 2.650%),
07/15/2036 4,480,202
0.7
590,295
(1)
J.G. Wentworth XLI LLC
2018-1A B, 4.700%,
10/15/2074 491,523
0.1
687,001
(1)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 596,280
0.1
772,815
(1)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 673,556
0.1
1,161,613
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 909,757
0.1
1,797,357
(1)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 1,796,313
0.3
5,200,000
(1)
Marlette Funding Trust
2023-3A B, 6.710%,
09/15/2033 5,257,890
0.8
962,428
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 851,710
0.1
629,154
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 583,709
0.1
865,476
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 800,195
0.1
473,164
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 426,367
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
797,838
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 $ 706,880
0.1
860,257
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 671,259
0.1
591,988
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 549,203
0.1
3,135,000
(1)(3)
Oaktree CLO Ltd.
2019-4A CR, 7.927%,
(TSFR3M + 2.512%),
10/20/2032 3,077,128
0.5
500,000
(1)(3)
Palmer Square CLO
Ltd. 2018-2A B,
7.555%, (TSFR3M +
2.162%),
07/16/2031 499,214
0.1
2,474,063
(1)(3)
Palmer Square Loan
Funding Ltd. 2021-2A
D, 10.629%, (TSFR3M
+ 5.262%),
05/20/2029 2,472,069
0.4
3,400,000
(1)(3)
Parallel Ltd. 2023-1A
B, 8.759%, (TSFR3M +
3.500%),
07/20/2036 3,442,276
0.5
1,000,000
(1)
PFS Financing Corp.
2023-A A, 5.800%,
03/15/2028 1,015,330
0.2
49,521
(3)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.526%,
01/25/2036 48,651
0.0
950,000
(1)
SoFi Consumer Loan
Program Trust 2021-1
D, 2.040%,
09/25/2030 885,578
0.1
563,196
(1)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 562,552
0.1
3,562,650
(1)(3)
Sound Point CLO XIV
Ltd. 2016-3A DR,
9.324%, (TSFR3M +
3.912%),
01/23/2029 3,580,445
0.5
4,100,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.940%, (TSFR3M +
2.562%),
04/25/2034 4,002,834
0.6
90,082
(3)
Structured Asset
Securities Corp.
Mortgage Loan Trust
2006-BC5 A4, 5.810%,
(TSFR1M + 0.454%),
12/25/2036 87,949
0.0
824,784
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 780,771
0.1
1,291,791
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 1,158,453
0.2
5,078,544
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 4,246,320
0.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
980,217
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 $ 899,435
0.1
971,367
(1)
Sunnova Helios XI
Issuer LLC 2023-A B,
5.600%,
05/20/2050 937,652
0.1
1,757,164
(1)
Sunnova Helios XII
Issuer LLC 2023-B C,
6.000%,
08/22/2050 1,626,032
0.3
2,560,472
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 2,085,277
0.3
2,256,759
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 2,070,565
0.3
2,182,726
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 2,109,357
0.3
4,517,155
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,143,653
0.6
984,303
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 921,747
0.1
3,958,500
(1)(3)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.155%, (TSFR3M +
2.762%),
04/15/2035 3,924,991
0.6
1,236,386
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 1,063,674
0.2
1,712,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
B, 1.780%,
01/15/2025 1,608,484
0.2
1,606,826
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 1,383,858
0.2
190,532
(1)
Upstart Securitization
Trust 2021-5 A,
1.310%,
11/20/2031 189,195
0.0
1,266,720
(1)(3)
Venture 33 CLO Ltd.
2018-33A CR, 7.935%,
(TSFR3M + 2.542%),
07/15/2031 1,234,710
0.2
1,400,000
(1)(3)
VERDE CLO Ltd.
2019-1A CR, 7.655%,
(TSFR3M + 2.262%),
04/15/2032 1,393,854
0.2
1,490,307
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 1,248,058
0.2
1,583,400
(1)(3)
Wind River CLO Ltd.
2014-1A CRR, 7.607%,
(TSFR3M + 2.212%),
07/18/2031 1,540,265
0.2
3,973,266
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 3,586,679
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,474,487
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 $ 3,894,488
0.6
135,941,247
20.3
Student Loan Asset-Backed Securities : 3.1%
129,376
(1)
Commonbond Student
Loan Trust 2016-A B,
4.000%,
05/25/2040 116,799
0.0
307,032
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 278,350
0.1
219,054
(1)
Commonbond Student
Loan Trust 2017-AGS
C, 5.280%,
05/25/2041 201,880
0.0
85,953
(1)
Commonbond Student
Loan Trust 2017-BGS
C, 4.440%,
09/25/2042 72,923
0.0
19,186
(1)
Commonbond Student
Loan Trust 2018-BGS
C, 4.120%,
09/25/2045 16,017
0.0
475,703
(1)
Commonbond Student
Loan Trust 2020-AGS
B, 3.160%,
08/25/2050 412,512
0.1
348,619
(1)(3)
DRB Prime Student
Loan Trust 2017-A B,
3.100%,
05/27/2042 344,891
0.1
118,155
(1)
ELFI Graduate Loan
Program LLC 2018-A
B, 4.000%,
08/25/2042 107,936
0.0
495,349
(1)(3)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 402,732
0.1
464,225
(1)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 442,084
0.1
902,000
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 840,141
0.1
234,910
(1)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 215,155
0.0
850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 557,120
0.1
1,833,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,597,585
0.2
1,000,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 943,779
0.1
1,172,865
(1)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 1,175,255
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
874,000
(1)(3)
Sofi Professional Loan
Program LLC 2017-C
C, 4.210%,
07/25/2040 $ 819,055
0.1
874,000
(1)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 799,870
0.1
1,000,000
(1)
SoFi Professional Loan
Program LLC 2017-E
C, 4.160%,
11/26/2040 925,448
0.1
2,795,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 2,539,352
0.4
1,398,000
(1)
Sofi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 1,281,276
0.2
1,468,000
(1)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 1,340,182
0.2
3,529,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 2,784,827
0.4
2,865,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 2,340,715
0.4
20,555,884
3.1
Total Asset-Backed
Securities
(Cost $175,346,447)
164,038,436
24.5
Total Long-Term
Investments
(Cost $697,099,615)
638,953,220
95.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.0%
Commercial Paper : 2.6%
3,500,000  Autozone, Inc.,
11.010
%,
01/02/2024 3,497,890
0.5
2,000,000  Berkshire Hathaway
Inc.,
9.180
%,
01/03/2024 1,998,493
0.3
3,000,000  Dominion Energy, Inc.,
8.230
%,
01/04/2024 2,997,296
0.5
5,500,000  Duke Energy Co.,
11.010
%,
01/02/2024 5,496,684
0.8
3,350,000
Exelon Corp.,
9.180
%,
01/03/2024 3,347,475
0.5
Total Commercial Paper
(Cost $17,345,588)
17,337,838
2.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
9,657,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $9,657,000) $ 9,657,000 1.4
Total Short-Term
Investments
(Cost $27,002,588)
$ 26,994,838
4.0
Total Investments in
Securities
(Cost $724,102,203) $ 665,948,058 99.4
Assets in Excess of
Other Liabilities
3,863,751 0.6
Net Assets $ 669,811,809 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)
Rate shown is the 7-day yield as of December 31, 2023.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities $ — $ 250,058,585 $ 2,253,768 $ 252,312,353
Collateralized Mortgage Obligations — 222,602,431 — 222,602,431
Asset-Backed Securities — 162,560,558 1,477,878 164,038,436
Short-Term Investments 9,657,000 17,337,838 — 26,994,838
Total Investments, at fair value $ 9,657,000 $ 652,559,412 $ 3,731,646 $ 665,948,058
Other Financial Instruments+
Futures 2,169,898 — — 2,169,898
Total Assets $ 11,826,898 $ 652,559,412 $ 3,731,646 $ 668,117,956
Liabilities Table
Other Financial Instruments+
Futures $ (3,397,515) $ — $ — $ (3,397,515)
Total Liabilities $ (3,397,515) $ — $ — $ (3,397,515)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 478 03/28/24 $ 98,426,922 $ 1,075,088
U.S. Treasury Ultra 10-Year Note 69 03/19/24 8,143,078 397,146
U.S. Treasury Ultra Long Bond 54 03/19/24 7,214,062 697,664
$ 113,784,062 $ 2,169,898
Short Contracts:
U.S. Treasury 5-Year Note (941) 03/28/24 (102,355,804) (2,545,320)
U.S. Treasury 10-Year Note (85) 03/19/24 (9,595,703) (349,619)
U.S. Treasury Long Bond (151) 03/19/24 (18,865,563) (502,576)
$ (130,817,070) $ (3,397,515)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 6,701,960
Gross Unrealized Depreciation (64,856,106)
Net Unrealized Depreciation $ (58,154,146)